Stock-Based Compensation	9 Months Ended	12 Months Ended
	Sep. 30, 2023	Dec. 31, 2022
Stock-Based Compensation [Abstract]
STOCK-BASED COMPENSATION

9. STOCK-BASED COMPENSATION

2023 Equity Incentive Plan

The 2023 Plan permits the grant of incentive stock options, nonstatutory stock options, stock appreciation rights (“SARs”), restricted stock, restricted stock units (“RSUs”) and stock bonus awards (all such types of awards, collectively, “stock awards”).

Subject to adjustments as set forth in the 2023 Plan, the maximum aggregate number of shares of common stock that may be issued under the 2023 Plan will not exceed 1,594,800 shares. The shares may be authorized, but unissued, or reacquired common stock. Furthermore, subject to adjustments as set forth in the 2023 Plan, in no event shall the maximum aggregate number of shares that may be issued under the 2023 Plan pursuant to Incentive Stock Options exceed the number set forth above plus, to the extent allowable under Section 422 of the Code and the regulations promulgated thereunder, any shares that again become available for issuance pursuant to the 2023 Plan.

The number of shares available for issuance under the 2023 Plan may, at the discretion of the Plan Administrator (as defined below), be increased on October 1st of each fiscal year beginning with the 2023 fiscal year until the 2023 Plan terminates, in each case, in an amount equal to the lesser of (i) at the discretion of our board of directors, 4% of the shares of common stock issued and outstanding on the last day of the immediately preceding month on a fully-diluted and as-converted basis and (ii) such other number of shares determined by our board of directors.

To the extent, stock awards or awards or shares issued under the 2021 Plan that are assumed by the Company pursuant to the Merger Agreement (“Existing Plan Awards”) expire or are forfeited or becomes unexerciseable for any reason without having been exercised in full, or are surrendered pursuant to an exchange program (as defined in the 2023 Plan), the unissued shares that were subject thereto shall continue to be available under the 2023 Plan for issuance pursuant to future stock awards. In addition, any shares which are retained by us upon exercise of a stock award or Existing Plan Award in order to satisfy the exercise or purchase price for such stock award or Existing Plan Award or any withholding taxes due with respect to such stock award or Existing Plan Award shall be treated as not issued and shall continue to be available under the 2023 Plan for issuance pursuant to future stock awards. Shares issued under the 2023 Plan or an Existing Plan Award and later forfeited to us due to the failure to vest or repurchased by us at the original purchase price paid to us for the shares (including without limitation upon forfeiture to or repurchase by us in connection with a participant ceasing to be a service provider) shall again be available for future grant under the 2023 Plan. To the extent a stock award under the 2023 Plan or Existing Plan Award is paid out in cash rather than shares, such cash payment will not result in reducing the number of shares available for issuance under the 2023 Plan.

Serve Robotics 2021 Equity Incentive Plan

The Company has adopted the Serve Robotics 2021 Equity Incentive Plan (“2021 Plan”), as amended and restated, which provides for the grant of shares of stock options and stock appreciation rights (“SARs”) and restricted common shares to employees, non-employee directors, and non-employee consultants. The number of shares authorized by the 2021 Plan was 4,870,663 shares as of September 30, 2023. The option exercise price generally may not be less than the underlying stock’s fair market value at the date of the grant and generally have a term of ten years. The amounts granted each calendar year to an employee or non-employee is limited depending on the type of award. As of September 30, 2023, there were 3,275,863 shares available for grant under the 2021 Plan. Stock options granted under the 2021 Plan typically vest over a four-year period, with a one-year cliff as well as via specified milestones.

A summary of information related to stock options for the nine months ended September 30, 2023 is as follows:

	Options	Weighted Average Exercise Price	Intrinsic Value
Outstanding as of December 31, 2022	861,309	$0.49	$-
Granted	765,477	0.75
Exercised	-	-
Forfeited	(31,985)	0.49
Outstanding as of September 30, 2023	1,594,800	$0.61	$5,405,876

Exercisable as of September 30, 2023	296,057	$0.51	$1,292,215
Exercisable as of December 31, 2022	170,125	$0.49	$-

As of September 30, 2023, the weighted average duration to expiration of outstanding options was 8.79 years.

Stock-based compensation expense for stock options of $85,803 and $41,506 was recognized under ASC 718 for the nine months ended September 30, 2023 and 2022, respectively. Total unrecognized compensation cost related to non-vested stock option awards amounted to approximately $521,000 as of September 30, 2023, which will be recognized over a weighted average period of 3.99 years.

The stock options were valued using the Black-Scholes pricing model using the range of inputs as indicated below:

	Nine Months Ended
	September 30,
	2023	2022
Risk-free interest rate	3.58% - 3.91%	1.9% - 3.01%
Expected term (in years)	5.52-6.27	6.02-6.27
Expected volatility	75.0%	79.1%
Expected dividend yield	0%	0%

Warrants

Upon the consummation of the Merger, (i) warrants to purchase 17,314 shares of Serve’s common stock issued and outstanding immediately prior to the closing of the Merger were assumed and converted into warrants to purchase 13,911 shares of Patricia’s common stock, and (ii) warrants to purchase 160,323 shares of Serve’s Series Seed preferred stock issued and outstanding immediately prior to the closing of the Merger were assumed and converted into warrants to purchase 128,819 shares of Patricia’s common stock.

In connection with the April Notes (see Note 6), the Company granted each holder warrants to purchase common stock equal to 50% of the number of shares of common stock into which the loan is convertible into at an exercise price of $3.20 per share. Furthermore, the Company granted warrants to the Bridge Brokers equal to 8% of the number of shares of common stock into which April Notes, other than those purchased by insider investors, would convert at the closing of the Merger, with an exercise price of $3.20 per share. As the issuance of the warrants noted above were contingent on the closing of the Merger, they were not considered granted until July 31, 2023. Upon the closing of the Merger, the Company issued 468,971 warrants to the holders of the April Notes and 74,662 warrants to the Bridge Brokers. The Company calculated the fair value of the warrants using a Black-Scholes pricing model. The Company valued the warrants using a common stock fair value of $4.00, exercise price of $3.20 per share, a term of three years, a volatility of 75% and a risk-free interest rate of 4.18%. The Company allocated the debt proceeds on a relative fair value basis between the note and warrant for shares issued to April Note holders and a discount for the Bridge Brokers, resulting in a note discount totaling $991,000. This was immediately recognized in interest expense as of the note conversion date on July 31, 2023. As of September 30, 2023, all of the warrants were outstanding and were immediately exercisable.

In connection with the Private Placement as of September 30, 2023, the Company granted an additional 392,927 warrants to purchase common stock to the placement agents. Of these, 142,927 warrants had an exercise price of $4.00 per share and 250,000 warrants had an exercise price of $0.001 per share. The warrants are immediately exercisable. These warrants were considered a cost of the offering and had no impact on the financial statements as the offering costs both reduced and added to additional paid-in capital

As of September 30, 2023, there were an aggregate of 1,079,290 warrants to purchase common stock outstanding with a weighted-average exercise price of $2.66 per share.

Classification

Stock-based compensation expense for stock options was classified in the statements of operations as follows:

	Nine Months Ended
	September 30,
	2023	2022
General and administrative	$33,239	$12,527
Operations	27,902	7,662
Research and development	232,182	91,552
Sales and marketing	10,933	2,065
	$304,256	$113,806

9.	STOCK-BASED COMPENSATION

Serve Robotics 2021 Equity Incentive Plan

The Company has adopted the Serve Robotics 2021 Equity Incentive Plan (“2021 Plan”), as amended and restated, which provides for the grant of shares of stock options and stock appreciation rights (“SARs”) and restricted common shares to employees, non-employee directors, and non-employee consultants. The number of shares authorized by the 2021 Plan was 4,870,663 shares as of December 31, 2022. The option exercise price generally may not be less than the underlying stock’s fair market value at the date of the grant and generally have a term of ten years. The amounts granted each calendar year to an employee or non-employee is limited depending on the type of award. As of December 31, 2022, there were 4,009,354 shares available for grant under the 2021 Plan. Stock options granted under the 2021 Plan typically vest over a four-year period, with a 1-year cliff as well as via specified milestones.

In 2021 and 2022, the Company granted 590,073 and 639,682 options, with weighted average grant date fair values of $0.34 per share.

A summary of information related to stock options for the periods ended December 31, 2022 and 2021 is as follows:

	Options	Weighted Average Exercise Price	Intrinsic Value
Outstanding as of inception	-	-	$-
Granted	590,073	$0.49
Exercised	-	-
Forfeited	-	-
Outstanding as of December 31, 2021	590,073	0.49	$-
Granted	639,682	$0.49
Exercised	-
Forfeited	(368,446)
Outstanding as of December 31, 2022	861,309	$0.49	$-

Exercisable as of December 31, 2022	170,125	$0.49	$-
Exercisable as of December 31, 2021	335	$0.49	$-

As of December 31, 2022, the weighted average duration to expiration of outstanding options was 9.2 years.

Of the 2021 options granted; 159,876 options were granted with performance conditions based on specified milestones. As of December 31, 2021, none of these milestones were met or were probable of being met and the Company did not recognize any stock-based compensation expense pertaining to these options. In October 2022, the Company agreed to modify previous common stock and option equity awards that were subject to milestone vesting, to the extent they were still outstanding as of September 15, 2022, to time based vesting. All such awards had the milestones eliminated, and vest monthly over four years. Certain shares are subject to acceleration of vesting upon termination without cause. The value of the options before and after modification were not significantly different. The additional expense upon modification is included in the overall $57,860 of stock compensation from options disclosed above.

Stock-based compensation expense for stock options of $57,860 and $7,111 was recognized under ASC 718 for the periods ended December 31, 2022 and 2021, respectively. Total unrecognized compensation cost related to non-vested stock option awards amounted to approximately $303,000 as of December 31, 2022, which will be recognized over a weighted average period of 2.06 years.

The stock options were valued using the Black-Scholes pricing model using the range of inputs as indicated below:

		For the Period from
		January 15, 2021
	Year Ended	(inception) to
	December 31,	December 31,
	2022	2021
Risk-free interest rate	2.98%	1.33%
Expected term (in years)	6.0-6.3	5.5-6.3
Expected volatility	79.1%	79.1%
Expected dividend yield	0%	0%

Warrants

In connection with the SVB note (see Note 6), the Company issued 40,292 warrants to purchase common stock. The warrants have an exercise price of $0.49 per share, are immediately exercisable and have a term of 12 years. The fair value of the warrant was $49,000. The Black-Scholes inputs used were similar to those described in stock-options above, other than the contractual term was used for expected life.

During the period ended December 31, 2021, the Company granted 13,911 warrants to purchase common stock, exercisable at $3.88 per share. The warrants were valued using the Black-Scholes option-pricing model for a fair value of $0.11 per share and $1,603 was recognized as stock-compensation expense. The warrants vest monthly over 12 months. The Black-Scholes inputs used were similar to those described in stock-options above, other than the contractual term was used for expected life.

During the period ended December 31, 2021 the Company issued 128,819 warrants to purchase shares of preferred stock, exercisable at $3.88 per share. The warrants were valued using the Black-Scholes option pricing model and have a grant-date fair value of $2.78 per share, or total fair value of $373,704 using inputs similar to those described in stock options above other than the contractual term was used for expected life. The warrants vest based on specified milestones. As of December 31, 2022 and 2021, the milestones were not met and no warrants had vested. Therefore, the Company did not recognize any stock-based compensation expense pertaining to these warrants.

Classification

Stock-based compensation expense for stock options was classified in the statements of operations as follows:

	Period Ended
	December 31,
	2022	2021
General and administrative	$23,650	$8,714
Operations	14,625	-
Research and development	152,739	-
Sales and marketing	4,042	-
	$195,056	$8,714